RELATED PARTIES - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Capital securities redeemed			$ 420,000,000	$ 13,000,000
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee Inflation adjustment, percent of total capitalization			0.50%
Management fee expense, minimum			$ 50,000,000
Based management fee for services provided	$ 23,000,000	$ 24,000,000	47,000,000	48,000,000
Equity enhancement distribution	3,000,000	$ 0	$ 14,000,000	$ 0
Proceeds from related parties	$ 338,000,000
Qatar Investment Authority
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent			80.00%